Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Investments in Community Development and Tax-advantaged VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Investment carrying amount	$ 663,491	$ 674,805
Unfunded capital and other commitments	607,720	623,573
Variable Interest Entity, Not Primary Beneficiary, Community Development and Tax-Advantaged investments
Variable Interest Entity [Line Items]
Investment carrying amount	6,659	5,452
Unfunded capital and other commitments	3,619	2,416
Maximum exposure to loss	$ 9,002	$ 9,761